Multi-Asset Absolute Return Fund Average Annual Total Returns - Class A C I R2 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
ICE BofA 0-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.30%	2.48%	1.75%
30% MSCI All Country World Index/70% Bloomberg Global Aggregate Bond Index (USD Hedged) (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	3.51%	4.33%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(1.65%)	1.95%	1.48%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.01%)	1.65%	0.47%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.72%)	1.43%	0.71%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	1.80%	2.27%	1.29%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.85%	3.32%	2.32%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	3.50%	2.98%	1.93%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.05%	3.42%	2.42%